Summary of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Sep. 30, 2012 Customer lists and contracts	Dec. 31, 2011 Customer lists and contracts	Dec. 31, 2010 Customer lists and contracts	Sep. 30, 2012 Customer lists and contracts Minimum	Dec. 31, 2011 Customer lists and contracts Minimum	Sep. 30, 2012 Customer lists and contracts Maximum	Dec. 31, 2011 Customer lists and contracts Maximum	Sep. 30, 2012 Non-competition agreements	Dec. 31, 2011 Non-competition agreements	Dec. 31, 2010 Non-competition agreements	Sep. 30, 2012 Non-competition agreements Minimum	Dec. 31, 2011 Non-competition agreements Minimum	Sep. 30, 2012 Non-competition agreements Maximum	Dec. 31, 2011 Non-competition agreements Maximum	Sep. 30, 2012 Site locations	Dec. 31, 2011 Site locations	Dec. 31, 2010 Site locations	Sep. 30, 2012 Site locations Maximum	Dec. 31, 2011 Site locations Maximum	Sep. 30, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Sep. 30, 2012 Other Minimum	Dec. 31, 2011 Other Minimum	Sep. 30, 2012 Other Maximum	Dec. 31, 2011 Other Maximum	Dec. 31, 2011 LAMAR MEDIA CORP	Dec. 31, 2010 LAMAR MEDIA CORP	Dec. 31, 2011 LAMAR MEDIA CORP Customer lists and contracts	Dec. 31, 2010 LAMAR MEDIA CORP Customer lists and contracts	Dec. 31, 2011 LAMAR MEDIA CORP Customer lists and contracts Minimum	Dec. 31, 2011 LAMAR MEDIA CORP Customer lists and contracts Maximum	Dec. 31, 2011 LAMAR MEDIA CORP Non-competition agreements	Dec. 31, 2010 LAMAR MEDIA CORP Non-competition agreements	Dec. 31, 2011 LAMAR MEDIA CORP Non-competition agreements Minimum	Dec. 31, 2011 LAMAR MEDIA CORP Non-competition agreements Maximum	Dec. 31, 2011 LAMAR MEDIA CORP Site locations	Dec. 31, 2010 LAMAR MEDIA CORP Site locations	Dec. 31, 2011 LAMAR MEDIA CORP Site locations Maximum	Dec. 31, 2011 LAMAR MEDIA CORP Other	Dec. 31, 2010 LAMAR MEDIA CORP Other	Dec. 31, 2011 LAMAR MEDIA CORP Other Minimum	Dec. 31, 2011 LAMAR MEDIA CORP Other Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)				3 years	15 years				7 years	7 years	10 years	10 years				3 years	3 years	15 years	15 years				15 years	15 years				5 years	5 years	15 years	15 years					7 years	10 years			3 years	15 years			15 years			5 years	15 years
Gross Carrying Amount	$ 1,965,725	$ 1,928,647	$ 1,918,811			$ 474,225	$ 468,371	$ 466,412					$ 63,665	$ 63,592	$ 63,493					$ 1,414,227	$ 1,383,076	$ 1,375,298			$ 13,608	$ 13,608	$ 13,608					$ 1,928,102	$ 1,918,266	$ 468,371	$ 466,412			$ 63,592	$ 63,493			$ 1,383,076	$ 1,375,298		$ 13,063	$ 13,063
Accumulated Amortization	1,528,173	1,451,767	1,349,088			457,157	451,524	441,641					62,495	61,849	60,955					995,396	925,291	833,418			13,125	13,103	13,074					1,451,726	1,349,077	451,524	441,641			61,849	60,955			925,290	833,418		13,063	13,063
Goodwill gross carrying amount	1,688,746	1,680,483	1,679,770																													1,669,462	1,668,749
Goodwill accumulated amortization	$ 253,635	$ 253,635	$ 253,635																													$ 252,766	$ 252,766